Expense Example	Mar. 31, 2025 USD ($)
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund
Expense Example	Example.
Expense Example Narrative	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	Portfolio Turnover
Portfolio Turnover	affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 119% of the average value of its portfolio.
Portfolio Turnover, Rate	119.00%
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund | Advisers Class
1 Year	$ 51
3 Years	178
5 Years	316
10 Years	718
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund | Class A
1 Year	275
3 Years	399
5 Years	534
10 Years	927
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund | Class I
1 Year	36
3 Years	130
5 Years	233
10 Years	$ 534
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund
Expense Example	Example.
Expense Example Narrative	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	Portfolio Turnover
Portfolio Turnover	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 92% of the average value of its portfolio.
Portfolio Turnover, Rate	92.00%
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund | Class A
1 Year	$ 394
3 Years	542
5 Years	702
10 Years	1,167
1 Year	394
3 Years	542
5 Years	702
10 Years	1,167
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund | Class C
1 Year	248
3 Years	459
5 Years	792
10 Years	1,531
1 Year	148
3 Years	459
5 Years	792
10 Years	1.531
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund | Class I
1 Year	56
3 Years	176
5 Years	307
10 Years	689
1 Year	56
3 Years	176
5 Years	307
10 Years	$ 689
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund
Expense Example	Example.
Expense Example Narrative	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	Portfolio Turnover
Portfolio Turnover	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 138% of the average value of its portfolio.
Portfolio Turnover, Rate	138.00%
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund | Class A
1 Year	$ 394
3 Years	585
5 Years	793
10 Years	1,390
1 Year	394
3 Years	585
5 Years	793
10 Years	1,390
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund | Class C
1 Year	248
3 Years	503
5 Years	882
10 Years	1,691
1 Year	148
3 Years	503
5 Years	882
10 Years	1,691
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund | Class I
1 Year	56
3 Years	222
5 Years	402
10 Years	923
1 Year	56
3 Years	222
5 Years	402
10 Years	$ 923
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund
Expense Example	Example.
Expense Example Narrative	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	Portfolio Turnover
Portfolio Turnover	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 98% of the average value of its portfolio.
Portfolio Turnover, Rate	98.00%
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund | Class A
1 Year	$ 391
3 Years	532
5 Years	686
10 Years	1,132
1 Year	391
3 Years	532
5 Years	686
10 Years	1,132
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund | Class C
1 Year	245
3 Years	449
5 Years	776
10 Years	1,497
1 Year	145
3 Years	449
5 Years	776
10 Years	1,497
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund | Class I
1 Year	53
3 Years	167
5 Years	291
10 Years	653
1 Year	53
3 Years	167
5 Years	291
10 Years	$ 653